Statement of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 1,508	$ 1,155	$ 765
Other comprehensive income (loss), net of tax (K):
Change in unrecognized net actuarial loss and prior service cost (benefit) related to pension and other postretirement benefits	80	17	(36)
Foreign currency translation adjustments	155	(71)	57
Net change in unrecognized (losses) gains on cash flow hedges	(30)	6	(10)
Total Other comprehensive income (loss), net of tax	205	(48)	11
Comprehensive income	$ 1,713	$ 1,107	$ 776